UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2001

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):  [x] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    501-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, December 21, 2005

Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 59
Form 13F Information Table Value Total:  $126788
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102      726    38350 SH       SOLE                    33900              4450
AOL Time Warner                COM              00184A105     3080    58107 SH       SOLE                    51877              6230
AT&T Corp                      COM              001957109     1710    77746 SH       SOLE                    70662              7084
Agilent Technologies           COM              00846U101      597    18384 SH       SOLE                    16584              1800
Alltel Corp                    COM              020039103      214     3487 SH       SOLE                     3487
American Express               COM              025816109     3430    88399 SH       SOLE                    80879              7520
Bank of America                COM              060505104     1252    20850 SH       SOLE                    18600              2250
Boeing Company                 COM              097023105     3240    58265 SH       SOLE                    54240              4025
Bristol Myers Squibb           COM              110122108     2442    46697 SH       SOLE                    42847              3850
Broadcom Corporation           COM              111320107      428    10003 SH       SOLE                     9020               983
Caterpillar, Inc               COM              149123101     3205    64034 SH       SOLE                    58389              5645
Cisco Systems                  COM              17275R102      970    53321 SH       SOLE                    47918              5403
Citigroup Inc                  COM              172967101     2442    46210 SH       SOLE                    41745              4465
Coca-Cola                      COM              191216100     1490    33113 SH       SOLE                    29618              3495
Deere & Co                     COM              244199105     1312    34650 SH       SOLE                    31700              2950
Diebold, Inc                   COM              253651103      732    22770 SH       SOLE                    21320              1450
Disney, (Walt) Co              COM              254687106     2639    91336 SH       SOLE                    84311              7025
DuPont deNemours               COM              263534109     2345    48611 SH       SOLE                    44796              3815
Exxon Mobil Corp               COM              30231G102     3929    44975 SH       SOLE                    41197              3778
FedEx Corp                     COM              31428X106     3168    78805 SH       SOLE                    71645              7160
Ford Motor Co                  COM              345370860     2304    93852 SH       SOLE                    85802              8050
General Electric               COM              369604103     7035   144307 SH       SOLE                   132728             11579
General Motors                 COM              370442105     1853    28788 SH       SOLE                    26238              2550
Halliburton Co                 COM              406216101      790    22200 SH       SOLE                    20600              1600
Hewlett-Packard                COM              428236103     1803    63033 SH       SOLE                    56553              6480
Hillenbrand Inds               COM              431573104      373     6525 SH       SOLE                     6525
Int'l Business Mach            COM              459200101     3798    33611 SH       SOLE                    31256              2355
Intel Corp                     COM              458140100     3946   134908 SH       SOLE                   123338             11570
International Paper            COM              460146103     1619    45337 SH       SOLE                    41687              3650
JDS Uniphase Corp              COM              46612J101      335    26800 SH       SOLE                    24714              2086
JP Morgan Chase                COM              46625H100     3218    72157 SH       SOLE                    66810              5347
Johnson & Johnson              COM              478160104     3634    72680 SH       SOLE                    66960              5720
Lucent Technologies            COM              549463107      621   100137 SH       SOLE                    90020             10117
Matsushita Elec ADR            COM              576879209     1533    97050 SH       SOLE                    89850              7200
McDonalds Corp                 COM              580135101     1478    54634 SH       SOLE                    51694              2940
Medtronic Inc                  COM              585055106      378     8215 SH       SOLE                     8115               100
Merck                          COM              589331107     3904    61088 SH       SOLE                    56568              4520
Microsoft Corp                 COM              594918104     2359    32312 SH       SOLE                    29451              2861
Motorola, Inc                  COM              620076109     1513    91369 SH       SOLE                    85249              6120
Nokia ADS                      COM              654902204     2130    96664 SH       SOLE                    89848              6816
Nortel Networks                COM              656568102      422    46393 SH       SOLE                    43433              2960
Novartis AG ADR                COM              66987V109     1535    42450 SH       SOLE                    38220              4230
Oracle Systems                 COM              68389X105      196    10292 SH       SOLE                    10292
PMC-Sierra Inc                 COM              69344F106      214     6899 SH       SOLE                     6341               558
Pfizer Inc                     COM              717081103     1359    33936 SH       SOLE                    30988              2948
Procter & Gamble               COM              742718109     3154    49435 SH       SOLE                    46115              3320
RF Micro Devices               COM              749941100     1165    43195 SH       SOLE                    39325              3870
Royal Dutch Pet ADR            COM              780257804     3052    52385 SH       SOLE                    48080              4305
Royal Phil Elec ADR            COM              500472303     3468   131232 SH       SOLE                   122498              8734
SAP AG ADR                     COM              803054204      911    25975 SH       SOLE                    23675              2300
SBC Communications             COM              78387G103      753    18790 SH       SOLE                    16890              1900
Sony Corp ADR                  COM              835699307     3439    52261 SH       SOLE                    48026              4235
Texaco Inc                     COM              881694103      529     7942 SH       SOLE                     7842               100
Tyco International             COM              902124106     6334   116213 SH       SOLE                   107398              8815
Tyson Foods Cl A               COM              902494103     2414   262157 SH       SOLE                   252912              9245
United Technologies            COM              913017109     4478    61129 SH       SOLE                    56524              4605
Vivendi Univ. ADR              COM              92851S204      415     7155 SH       SOLE                     6195               960
Wal-Mart Stores                COM              931142103     8145   166916 SH       SOLE                   152120             14796
WorldCom, Inc                  COM              98157D106      830    58480 SH       SOLE                    54644              3836